UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02933

Fidelity Beacon Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2010

Item 1. Reports to Stockholders

Fidelity®

Tax Managed Stock

Fund

Semiannual Report

April 30, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.25%
Actual		$ 1,000.00	$ 1,165.10	$ 6.71
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26
Class T	1.50%
Actual		$ 1,000.00	$ 1,164.20	$ 8.05
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Class B	2.00%
Actual		$ 1,000.00	$ 1,161.50	$ 10.72
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99
Class C	2.00%
Actual		$ 1,000.00	$ 1,161.20	$ 10.72
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99
Tax Managed Stock	.89%
Actual		$ 1,000.00	$ 1,167.50	$ 4.78
HypotheticalA		$ 1,000.00	$ 1,020.38	$ 4.46
Institutional Class	.98%
Actual		$ 1,000.00	$ 1,167.80	$ 5.27
HypotheticalA		$ 1,000.00	$ 1,019.93	$ 4.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Hewlett-Packard Co.	4.1	4.5
Chevron Corp.	3.8	2.6
Marathon Oil Corp.	3.3	3.4
Bank of America Corp.	3.0	1.1
Sybase, Inc.	2.8	3.3
BlackRock, Inc. Class A	2.7	3.2
Franklin Resources, Inc.	2.2	0.0
Western Digital Corp.	1.9	2.1
Constellation Brands, Inc. Class A (sub. vtg.)	1.9	1.7
Noble Corp.	1.8	2.4
	27.5
Top Five Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	16.9	18.3
Financials	15.9	15.5
Health Care	12.2	11.1
Consumer Discretionary	11.7	10.3
Energy	11.4	13.1
Asset Allocation (% of fund's net assets)
As of April 30, 2010 *		As of October 31, 2009 **
	Stocks and Equity Futures 99.6%		Stocks and Equity Futures 99.4%
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 0.6%
* Foreign investments	10.4%	** Foreign investments	14.9%

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 0.9%
TRW Automotive Holdings Corp. (a)	28,300	$ 911,543
Hotels, Restaurants & Leisure - 2.4%
O'Charleys, Inc. (a)	30,500	291,275
Royal Caribbean Cruises Ltd. (a)	8,900	318,976
Starbucks Corp.	21,500	558,570
Starwood Hotels & Resorts Worldwide, Inc.	10,500	572,355
Wyndham Worldwide Corp.	24,200	648,802
		2,389,978
Household Durables - 1.2%
iRobot Corp. (a)	15,300	308,754
La-Z-Boy, Inc. (a)	18,000	234,720
Whirlpool Corp.	6,300	685,881
		1,229,355
Multiline Retail - 1.2%
Macy's, Inc.	30,300	702,960
Target Corp.	9,100	517,517
		1,220,477
Specialty Retail - 2.3%
AnnTaylor Stores Corp. (a)	17,600	381,920
Best Buy Co., Inc.	23,600	1,076,160
Dick's Sporting Goods, Inc. (a)	9,500	276,545
TJX Companies, Inc.	10,900	505,106
		2,239,731
Textiles, Apparel & Luxury Goods - 3.7%
Coach, Inc.	6,000	250,500
Hanesbrands, Inc. (a)	29,000	825,630
Phillips-Van Heusen Corp.	17,700	1,115,277
Steven Madden Ltd. (a)	7,100	411,516
VF Corp.	13,100	1,132,102
		3,735,025
TOTAL CONSUMER DISCRETIONARY		11,726,109
CONSUMER STAPLES - 9.8%
Beverages - 5.0%
Coca-Cola Enterprises, Inc.	61,400	1,702,622
Constellation Brands, Inc. Class A (sub. vtg.) (a)	102,400	1,870,848
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Dr Pepper Snapple Group, Inc.	37,600	$ 1,230,648
Grupo Modelo SAB de CV Series C	43,900	242,171
		5,046,289
Food & Staples Retailing - 0.6%
Safeway, Inc.	23,500	554,600
Food Products - 2.7%
Chiquita Brands International, Inc. (a)	29,100	437,664
Ralcorp Holdings, Inc. (a)	7,100	472,505
Smithfield Foods, Inc. (a)	12,900	241,746
Tyson Foods, Inc. Class A	76,600	1,500,594
		2,652,509
Personal Products - 1.5%
Inter Parfums, Inc.	15,900	274,752
MediFast, Inc. (a)(d)	25,900	826,728
Schiff Nutrition International, Inc.	59,300	420,437
		1,521,917
TOTAL CONSUMER STAPLES		9,775,315
ENERGY - 11.4%
Energy Equipment & Services - 4.3%
Complete Production Services, Inc. (a)	17,700	267,093
Helix Energy Solutions Group, Inc. (a)	31,800	463,644
National Oilwell Varco, Inc.	16,300	717,689
Noble Corp.	46,300	1,828,387
Oil States International, Inc. (a)	11,700	565,227
Transocean Ltd. (a)	5,700	412,965
		4,255,005
Oil, Gas & Consumable Fuels - 7.1%
Chevron Corp.	46,400	3,778,816
Marathon Oil Corp.	105,000	3,375,750
		7,154,566
TOTAL ENERGY		11,409,571
FINANCIALS - 15.9%
Capital Markets - 5.1%
BlackRock, Inc. Class A	14,500	2,668,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Franklin Resources, Inc.	19,000	$ 2,197,160
Och-Ziff Capital Management Group LLC Class A	14,900	261,048
		5,126,208
Commercial Banks - 1.6%
Comerica, Inc.	13,400	562,800
PNC Financial Services Group, Inc.	15,600	1,048,476
		1,611,276
Consumer Finance - 2.2%
American Express Co.	24,900	1,148,388
Capital One Financial Corp.	24,900	1,080,909
		2,229,297
Diversified Financial Services - 3.5%
Bank of America Corp.	166,700	2,972,261
KKR Financial Holdings LLC	59,800	528,632
		3,500,893
Insurance - 3.5%
Assured Guaranty Ltd.	11,700	252,135
Everest Re Group Ltd.	6,300	482,895
Hartford Financial Services Group, Inc.	18,700	534,259
Lincoln National Corp.	37,500	1,147,125
Unum Group	20,100	491,847
XL Capital Ltd. Class A	30,000	534,000
		3,442,261
TOTAL FINANCIALS		15,909,935
HEALTH CARE - 12.2%
Biotechnology - 1.0%
Cephalon, Inc. (a)	15,900	1,020,780
Health Care Equipment & Supplies - 3.0%
C. R. Bard, Inc.	3,000	259,590
CareFusion Corp. (a)	18,400	507,472
Cooper Companies, Inc.	12,500	486,125
Hill-Rom Holdings, Inc.	9,700	307,587
Intuitive Surgical, Inc. (a)	1,400	504,784
Kinetic Concepts, Inc. (a)	10,200	441,660
Stryker Corp.	4,500	258,480
Zimmer Holdings, Inc. (a)	4,300	261,913
		3,027,611
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 3.7%
AmerisourceBergen Corp.	8,800	$ 271,480
Assisted Living Concepts, Inc. Class A (a)	8,000	280,800
CIGNA Corp.	10,000	320,600
Community Health Systems, Inc. (a)	20,000	817,200
Health Management Associates, Inc. Class A (a)	101,100	942,252
Health Net, Inc. (a)	11,100	244,422
Humana, Inc. (a)	18,300	836,676
		3,713,430
Life Sciences Tools & Services - 0.6%
PerkinElmer, Inc.	11,100	278,055
Thermo Fisher Scientific, Inc. (a)	4,900	270,872
		548,927
Pharmaceuticals - 3.9%
Impax Laboratories, Inc. (a)	29,000	524,900
King Pharmaceuticals, Inc. (a)	156,700	1,535,660
Mylan, Inc. (a)(d)	35,400	779,862
Perrigo Co.	4,300	262,429
Valeant Pharmaceuticals International (a)	6,400	288,000
ViroPharma, Inc. (a)	19,000	241,680
Warner Chilcott PLC (a)	9,900	280,764
		3,913,295
TOTAL HEALTH CARE		12,224,043
INDUSTRIALS - 10.7%
Aerospace & Defense - 2.3%
Alliant Techsystems, Inc. (a)	6,200	501,642
Esterline Technologies Corp. (a)	10,400	580,112
LMI Aerospace, Inc. (a)	11,000	189,860
Raytheon Co.	17,700	1,031,910
		2,303,524
Airlines - 0.6%
Alaska Air Group, Inc. (a)	15,400	637,714
Building Products - 0.9%
Armstrong World Industries, Inc. (a)	6,800	296,140
Owens Corning (a)	16,100	559,958
		856,098
Construction & Engineering - 0.5%
KBR, Inc.	22,400	494,592
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.3%
EnerSys (a)	10,600	$ 274,328
Industrial Conglomerates - 3.5%
Carlisle Companies, Inc.	6,600	249,018
Siemens AG sponsored ADR (d)	15,000	1,464,600
Tyco International Ltd.	45,250	1,755,248
		3,468,866
Machinery - 2.4%
Ingersoll-Rand Co. Ltd.	34,400	1,272,112
Oshkosh Co. (a)	23,000	888,260
Timken Co.	7,800	274,404
		2,434,776
Road & Rail - 0.2%
Kansas City Southern (a)	6,200	251,410
TOTAL INDUSTRIALS		10,721,308
INFORMATION TECHNOLOGY - 16.9%
Communications Equipment - 0.6%
Harris Corp.	5,400	277,992
Plantronics, Inc.	10,000	332,000
		609,992
Computers & Peripherals - 8.9%
Hewlett-Packard Co.	80,000	4,157,600
Lexmark International, Inc. Class A (a)	7,000	259,350
SanDisk Corp. (a)	24,400	973,316
Seagate Technology (a)	85,000	1,561,450
Western Digital Corp. (a)	47,200	1,939,448
		8,891,164
Electronic Equipment & Components - 1.3%
CPI International, Inc. (a)	18,700	251,141
Jabil Circuit, Inc.	35,000	536,200
SYNNEX Corp. (a)	9,000	246,780
Vishay Intertechnology, Inc. (a)	29,400	306,054
		1,340,175
Office Electronics - 0.8%
Xerox Corp.	75,700	825,130
Semiconductors & Semiconductor Equipment - 2.2%
Advanced Micro Devices, Inc. (a)	52,700	477,462
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Amkor Technology, Inc. (a)	71,500	$ 539,110
Micron Technology, Inc. (a)	127,900	1,195,865
		2,212,437
Software - 3.1%
FactSet Research Systems, Inc.	3,500	263,270
Sybase, Inc. (a)	65,192	2,828,029
		3,091,299
TOTAL INFORMATION TECHNOLOGY		16,970,197
MATERIALS - 3.4%
Chemicals - 2.4%
Ashland, Inc.	8,700	518,172
CF Industries Holdings, Inc.	5,687	475,831
Lubrizol Corp.	2,900	261,986
Solutia, Inc. (a)	35,300	621,280
W.R. Grace & Co. (a)	19,300	557,577
		2,434,846
Metals & Mining - 0.7%
Allegheny Technologies, Inc.	4,600	245,962
Vale SA sponsored ADR	15,200	465,576
		711,538
Paper & Forest Products - 0.3%
Louisiana-Pacific Corp. (a)	21,800	256,368
TOTAL MATERIALS		3,402,752
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.5%
Qwest Communications International, Inc.	291,700	1,525,591
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. (a)	6,900	292,698
TOTAL TELECOMMUNICATION SERVICES		1,818,289
Common Stocks - continued
	Shares	Value
UTILITIES - 2.7%
Independent Power Producers & Energy Traders - 2.7%
AES Corp.	88,300	$ 1,018,982
Constellation Energy Group, Inc.	48,700	1,721,545
		2,740,527
TOTAL COMMON STOCKS (Cost $79,827,309)		96,698,046
U.S. Treasury Obligations - 0.5%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.1% to 0.17% 5/13/10 to 7/8/10 (e) (Cost $474,917)	$ 475,000	474,923
Money Market Funds - 6.9%
	Shares
Fidelity Cash Central Fund, 0.21% (b)	4,386,087	4,386,087
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	2,570,650	2,570,650
TOTAL MONEY MARKET FUNDS (Cost $6,956,737)		6,956,737
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $87,258,963)		104,129,706
NET OTHER ASSETS - (3.9)%		(3,890,139)
NET ASSETS - 100%		$ 100,239,567
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
53 CME E-mini S&P 500 Index Contracts	June 2010	$ 3,136,010	$ (75,042)

The face value of futures purchased as a percentage of net assets - 3.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $474,923.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,405
Fidelity Securities Lending Cash Central Fund	5,059
Total	$ 6,464
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,726,109	$ 11,726,109	$ -	$ -
Consumer Staples	9,775,315	9,775,315	-	-
Energy	11,409,571	11,409,571	-	-
Financials	15,909,935	15,909,935	-	-
Health Care	12,224,043	12,224,043	-	-
Industrials	10,721,308	10,721,308	-	-
Information Technology	16,970,197	16,970,197	-	-
Materials	3,402,752	3,402,752	-	-
Telecommunication Services	1,818,289	1,818,289	-	-
Utilities	2,740,527	2,740,527	-	-
U.S. Government and Government Agency Obligations	474,923	-	474,923	-
Money Market Funds	6,956,737	6,956,737	-	-
Total Investments in Securities:	$ 104,129,706	$ 103,654,783	$ 474,923	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (75,042)	$ (75,042)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of April 30, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (75,042)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.6%
Switzerland	4.0%
Cayman Islands	1.6%
Ireland	1.5%
Germany	1.5%
Others (Individually Less Than 1%)	1.8%
100.0%
Income Tax Information

At October 31, 2009, the fund had a capital loss carryforward of approximately $79,017,954 of which $11,838,730, $455,888, $1,557,306, $35,475,627 and $29,690,403 will expire on October 31, 2010, 2011, 2015, 2016 and 2017, respectively.

A capital loss carryforward of approximately $7,163,773 was acquired from the Fidelity Advisor Tax Managed Stock Fund, of which $1,557,306 and $5,606,467 will expire on October 31, 2015 and 2016, respectively. Capital loss carryforwards are only available to offset future capital gains of the fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,531,618) - See accompanying schedule: Unaffiliated issuers (cost $80,302,226)	$ 97,172,969
Fidelity Central Funds (cost $6,956,737)	6,956,737
Total Investments (cost $87,258,963)		$ 104,129,706
Receivable for investments sold		366,192
Receivable for fund shares sold		85,733
Dividends receivable		11,362
Interest receivable		1
Distributions receivable from Fidelity Central Funds		839
Prepaid expenses		164
Receivable from investment adviser for expense reductions		944
Other receivables		3,781
Total assets		104,598,722

Liabilities
Payable for investments purchased	$ 1,366,533
Payable for fund shares redeemed	265,818
Accrued management fee	47,672
Distribution fees payable	9,800
Payable for daily variation on futures contracts	60,737
Other affiliated payables	16,378
Other payables and accrued expenses	21,567
Collateral on securities loaned, at value	2,570,650
Total liabilities		4,359,155

Net Assets		$ 100,239,567
Net Assets consist of:
Paid in capital		$ 156,234,533
Undistributed net investment income		4,334
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(72,795,000)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		16,795,700
Net Assets		$ 100,239,567

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,845,176 ÷ 842,670 shares)	$ 11.68

Maximum offering price per share (100/94.25 of $11.68)	$ 12.39
Class T: Net Asset Value and redemption price per share ($5,112,659 ÷ 437,917 shares)	$ 11.67

Maximum offering price per share (100/96.50 of $11.67)	$ 12.09
Class B: Net Asset Value and offering price per share ($1,511,053 ÷ 129,645 shares)A	$ 11.66

Class C: Net Asset Value and offering price per share ($5,131,505 ÷ 440,146 shares)A	$ 11.66

Tax Managed Stock: Net Asset Value, offering price and redemption price per share ($77,624,114 ÷ 6,632,397 shares)	$ 11.70

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,015,060 ÷ 86,785 shares)	$ 11.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 729,682
Interest		102
Income from Fidelity Central Funds		6,464
Total income		736,248

Expenses
Management fee	$ 279,924
Transfer agent fees	80,819
Distribution fees	58,100
Accounting and security lending fees	19,793
Custodian fees and expenses	12,017
Independent trustees' compensation	278
Registration fees	62,733
Audit	24,349
Legal	331
Miscellaneous	1,950
Total expenses before reductions	540,294
Expense reductions	(26,121)	514,173
Net investment income (loss)		222,075
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,010,986
Foreign currency transactions	(19)
Futures contracts	294,121
Total net realized gain (loss)		6,305,088
Change in net unrealized appreciation (depreciation) on: Investment securities	9,030,049
Futures contracts	(13,470)
Total change in net unrealized appreciation (depreciation)		9,016,579
Net gain (loss)		15,321,667
Net increase (decrease) in net assets resulting from operations		$ 15,543,742

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 222,075	$ 1,070,662
Net realized gain (loss)	6,305,088	(29,371,302)
Change in net unrealized appreciation (depreciation)	9,016,579	28,974,705
Net increase (decrease) in net assets resulting from operations	15,543,742	674,065
Distributions to shareholders from net investment income	(847,065)	(1,093,395)
Distributions to shareholders from net realized gain	(47,298)	-
Total distributions	(894,363)	(1,093,395)
Share transactions - net increase (decrease)	(12,113,369)	(30,089,548)
Redemption fees	-	74,493
Total increase (decrease) in net assets	2,536,010	(30,434,385)

Net Assets
Beginning of period	97,703,557	128,137,942
End of period (including undistributed net investment income of $4,334 and undistributed net investment income of $629,324, respectively)	$ 100,239,567	$ 97,703,557

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.10	$ 8.54
Income from Investment Operations
Net investment income (loss) E	.01	.02
Net realized and unrealized gain (loss)	1.65	1.54 H
Total from investment operations	1.66	1.56
Distributions from net investment income	(.08)	-
Distributions from net realized gain	(.01)	-
Total distributions	(.08) L	-
Net asset value, end of period	$ 11.68	$ 10.10
Total Return B, C, D	16.51%	18.27%
Ratios to Average Net Assets F, J
Expenses before reductions	1.25% A	1.29% A
Expenses net of fee waivers, if any	1.25% A	1.25% A
Expenses net of all reductions	1.24% A	1.23% A
Net investment income (loss)	.23% A	.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,845	$ 9,218
Portfolio turnover rate G	180% A	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Total distributions of $.08 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.08	$ 8.54
Income from Investment Operations
Net investment income (loss) E	(.00) L	.00 L
Net realized and unrealized gain (loss)	1.65	1.54 H
Total from investment operations	1.65	1.54
Distributions from net investment income	(.06)	-
Distributions from net realized gain	(.01)	-
Total distributions	(.06) M	-
Net asset value, end of period	$ 11.67	$ 10.08
Total Return B, C, D	16.42%	18.03%
Ratios to Average Net Assets F, J
Expenses before reductions	1.53% A	1.58% A
Expenses net of fee waivers, if any	1.50% A	1.50% A
Expenses net of all reductions	1.49% A	1.48% A
Net investment income (loss)	(.03)% A	.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,113	$ 4,639
Portfolio turnover rate G	180% A	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Amount represents less than $.01 per share.

M Total distributions of $.06 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 8.54
Income from Investment Operations
Net investment income (loss) E	(.03)	(.02)
Net realized and unrealized gain (loss)	1.65	1.54 H
Total from investment operations	1.62	1.52
Distributions from net investment income	(.02)	-
Distributions from net realized gain	(.01)	-
Total distributions	(.02) L	-
Net asset value, end of period	$ 11.66	$ 10.06
Total Return B, C, D	16.15%	17.80%
Ratios to Average Net Assets F, J
Expenses before reductions	2.02% A	2.05% A
Expenses net of fee waivers, if any	2.00% A	2.00% A
Expenses net of all reductions	2.00% A	1.98% A
Net investment income (loss)	(.53)% A	(.38)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,511	$ 1,717
Portfolio turnover rate G	180% A	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Total distributions of $.02 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 8.54
Income from Investment Operations
Net investment income (loss) E	(.03)	(.02)
Net realized and unrealized gain (loss)	1.65	1.54 H
Total from investment operations	1.62	1.52
Distributions from net investment income	(.02)	-
Distributions from net realized gain	(.01)	-
Total distributions	(.02) L	-
Net asset value, end of period	$ 11.66	$ 10.06
Total Return B, C, D	16.12%	17.80%
Ratios to Average Net Assets F, J
Expenses before reductions	2.00% A	2.02% A
Expenses net of fee waivers, if any	2.00% A	2.00% A
Expenses net of all reductions	1.99% A	1.98% A
Net investment income (loss)	(.52)% A	(.38)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,132	$ 5,156
Portfolio turnover rate G	180% A	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Total distributions of $.02 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Tax Managed Stock

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 10.12	$ 9.93	$ 16.66	$ 13.77	$ 12.14	$ 10.19
Income from Investment Operations
Net investment income (loss) D	.03	.10	.09	.09	.05	.04
Net realized and unrealized gain (loss)	1.66	.17 G	(6.76)	2.85	1.63	1.94
Total from investment operations	1.69	.27	(6.67)	2.94	1.68	1.98
Distributions from net investment income	(.10)	(.09)	(.08)	(.06)	(.05)	(.03)
Distributions from net realized gain	(.01)	-	-	-	-	-
Total distributions	(.11) L	(.09)	(.08)	(.06)	(.05)	(.03)
Redemption fees added to paid in capital D	-	.01 K	.02	.01	- J	-J
Net asset value, end of period	$ 11.70	$ 10.12	$ 9.93	$ 16.66	$ 13.77	$ 12.14
Total Return B, C	16.75%	2.92%	(40.12)%	21.51%	13.87%	19.46%
Ratios to Average Net Assets E, H
Expenses before reductions	.95% A	1.00%	.84%	.84%	.89%	.91%
Expenses net of fee waivers, if any	.89% A	.93%	.84%	.84%	.89%	.91%
Expenses net of all reductions	.89% A	.91%	.84%	.84%	.87%	.86%
Net investment income (loss)	.58% A	1.12%	.62%	.59%	.41%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,624	$ 76,112	$ 128,138	$ 98,393	$ 68,822	$ 57,167
Portfolio turnover rate F	180% A	249% I	224%	131%	178%	179%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

K The redemption fee was eliminated during the year end October 31, 2009.

L Total distributions of $.11 per share is comprised of distributions from net investment income of $.10 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 8.54
Income from Investment Operations
Net investment income (loss) D	.03	.03
Net realized and unrealized gain (loss)	1.66	1.54 G
Total from investment operations	1.69	1.57
Distributions from net investment income	(.09)	-
Distributions from net realized gain	(.01)	-
Total distributions	(.10) K	-
Net asset value, end of period	$ 11.70	$ 10.11
Total Return B, C	16.78%	18.38%
Ratios to Average Net Assets E, I
Expenses before reductions	.98% A	1.04% A
Expenses net of fee waivers, if any	.98% A	1.00% A
Expenses net of all reductions	.97% A	.98% A
Net investment income (loss)	.50% A	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,015	$ 862
Portfolio turnover rate F	180% A	249% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Total distributions of $.10 per share is comprised of distributions from net investment income of $.092 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Tax Managed Stock Fund (the Fund) is a fund of Fidelity Beacon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Class A, Class T, Class B, Class C, Tax Managed Stock and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, partnerships, capital loss carryforwards, and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 18,064,912
Gross unrealized depreciation	(1,327,613)
Net unrealized appreciation (depreciation)	$ 16,737,299
Tax cost	$ 87,392,407

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Investments in Derivative Instruments - continued

Futures Contracts - continued

Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ 294,121	$ (13,470)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 294,121	$ (13,470)

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $294,121 for futures contracts.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(13,470) for futures contracts.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $86,881,930 and $99,712,453, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 12,132	$ 174
Class T	.25%	.25%	12,148	109
Class B	.75%	.25%	8,422	6,494
Class C	.75%	.25%	25,398	1,929
			$ 58,100	$ 8,706

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 682
Class T	366
Class B*	1,257
Class C*	18
$ 2,323

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets *
Class A	$ 9,696.20
Class T	5,606.23
Class B	1,878.22
Class C	5,164.20
Tax Managed Stock	57,642.15
Institutional Class	833.18
	$ 80,819

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $834 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $202 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $5,059.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class T	1.50%	$ 716
Class B	2.00%	149
Class C	2.00%	78
		$ 943

FMR voluntarily agreed to reimburse a portion of Tax Managed Stock operating expenses. During the period, this reimbursement reduced the class' expenses by $21,125.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $4,053 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 69,249	$ -
Class T	24,631	-
Class B	2,939	-
Class C	7,340	-
Tax Managed Stock	735,062	1,093,395
Institutional Class	7,844	-
Total	$ 847,065	$ 1,093,395
From net realized gain
Class A	$ 4,617	$ -
Class T	2,239	-
Class B	817	-
Class C	2,446	-
Tax Managed Stock	36,753	-
Institutional Class	426	-
Total	$ 47,298	$ -

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009 A	Six months ended April 30, 2010	Year ended October 31, 2009 A
Class A
Shares sold	81,046	66,311	$ 904,654	$ 629,136
Issued in exchanged for shares of Tax Managed Stock	-	1,033,129	-	8,977,912
Reinvestment of distributions	5,280	-	56,500	-
Shares redeemed	(156,495)	(186,601)	(1,734,230)	(1,787,870)
Net increase (decrease)	(70,169)	912,839	$ (773,076)	$ 7,819,178
Class T
Shares sold	25,496	36,246	$ 294,471	$ 330,380
Issued in exchanged for shares of Tax Managed Stock	-	479,321	-	4,165,302
Reinvestment of distributions	2,205	-	23,593	-
Shares redeemed	(49,846)	(55,505)	(556,978)	(524,353)
Net increase (decrease)	(22,145)	460,062	$ (238,914)	$ 3,971,329
Class B
Shares sold	6,975	23,375	$ 80,007	$ 213,537
Issued in exchanged for shares of Tax Managed Stock	-	176,977	-	1,537,928
Reinvestment of distributions	292	-	3,130	-
Shares redeemed	(48,301)	(29,673)	(537,310)	(290,037)
Net increase (decrease)	(41,034)	170,679	$ (454,173)	$ 1,461,428
Class C
Shares sold	18,605	23,045	$ 213,821	$ 205,990
Issued in exchanged for shares of Tax Managed Stock	-	604,806	-	5,255,763
Reinvestment of distributions	707	-	7,575	-
Shares redeemed	(91,807)	(115,210)	(1,009,127)	(1,090,928)
Net increase (decrease)	(72,495)	512,641	$ (787,731)	$ 4,370,825
Tax Managed Stock
Shares sold	190,693	2,061,057	$ 2,115,409	$ 17,806,776
Reinvestment of distributions	59,911	111,863	641,051	965,374
Shares redeemed	(1,138,593)	(7,552,684)	(12,632,389)	(67,209,833)
Net increase (decrease)	(887,989)	(5,379,764)	$ (9,875,929)	$ (48,437,683)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009 A	Six months ended April 30, 2010	Year ended October 31, 2009 A
Institutional Class
Shares sold	12,489	13,005	$ 138,455	$ 112,743
Issued in exchanged for shares of Tax Managed Stock	-	104,222	-	905,687
Reinvestment of distributions	490	-	5,246	-
Shares redeemed	(11,454)	(31,967)	(127,247)	(293,055)
Net increase (decrease)	1,525	85,260	$ 16,454	$ 725,375

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Merger Information.

On April 24, 2009, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Tax Managed Stock Fund ("Target Fund") pursuant to an agreement and plan of reorganization approved by the Board of Trustees on January 14, 2009. The acquisition was accomplished by an exchange of 1,033,129 Class A shares, 479,321 Class T shares, 176,977 Class B shares, 604,806 Class C Shares and 104,222 Institutional Class shares of the Fund, respectively, for 1,086,445 Class A shares, 512,502 Class T shares, 196,476 Class B shares, 671,670 Class C shares and 107,837 Institutional Class shares then outstanding (valued at $8.26, $8.13, $7.83, $7.82 and $8.40 per share for Class A, Class T, Class B, Class C and Institutional Class, respectively) of the Target Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets, including $668,450 of unrealized depreciation, were combined with the Fund's net assets of $106,937,918 for total net assets after the acquisition of $127,780,510.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

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Delaware

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Semiannual Report

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Nevada

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Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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Making Changes
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(such as changing name, address, bank, etc.)

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For Retirement
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P.O. Box 770001
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Selling shares

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Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
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Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research

(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

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(Japan) Inc.

General Distributor

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Boston, MA

Transfer and Service Agents

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Boston, MA

Custodian

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Quincy, MA

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Fidelity Advisor

Tax Managed Stock

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2010
(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Tax Managed Stock Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.25%
Actual		$ 1,000.00	$ 1,165.10	$ 6.71
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26
Class T	1.50%
Actual		$ 1,000.00	$ 1,164.20	$ 8.05
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Class B	2.00%
Actual		$ 1,000.00	$ 1,161.50	$ 10.72
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99
Class C	2.00%
Actual		$ 1,000.00	$ 1,161.20	$ 10.72
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99
Tax Managed Stock	.89%
Actual		$ 1,000.00	$ 1,167.50	$ 4.78
HypotheticalA		$ 1,000.00	$ 1,020.38	$ 4.46
Institutional Class	.98%
Actual		$ 1,000.00	$ 1,167.80	$ 5.27
HypotheticalA		$ 1,000.00	$ 1,019.93	$ 4.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Hewlett-Packard Co.	4.1	4.5
Chevron Corp.	3.8	2.6
Marathon Oil Corp.	3.3	3.4
Bank of America Corp.	3.0	1.1
Sybase, Inc.	2.8	3.3
BlackRock, Inc. Class A	2.7	3.2
Franklin Resources, Inc.	2.2	0.0
Western Digital Corp.	1.9	2.1
Constellation Brands, Inc. Class A (sub. vtg.)	1.9	1.7
Noble Corp.	1.8	2.4
	27.5
Top Five Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	16.9	18.3
Financials	15.9	15.5
Health Care	12.2	11.1
Consumer Discretionary	11.7	10.3
Energy	11.4	13.1
Asset Allocation (% of fund's net assets)
As of April 30, 2010 *		As of October 31, 2009 **
	Stocks and Equity Futures 99.6%		Stocks and Equity Futures 99.4%
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 0.6%
* Foreign investments	10.4%	** Foreign investments	14.9%

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 0.9%
TRW Automotive Holdings Corp. (a)	28,300	$ 911,543
Hotels, Restaurants & Leisure - 2.4%
O'Charleys, Inc. (a)	30,500	291,275
Royal Caribbean Cruises Ltd. (a)	8,900	318,976
Starbucks Corp.	21,500	558,570
Starwood Hotels & Resorts Worldwide, Inc.	10,500	572,355
Wyndham Worldwide Corp.	24,200	648,802
		2,389,978
Household Durables - 1.2%
iRobot Corp. (a)	15,300	308,754
La-Z-Boy, Inc. (a)	18,000	234,720
Whirlpool Corp.	6,300	685,881
		1,229,355
Multiline Retail - 1.2%
Macy's, Inc.	30,300	702,960
Target Corp.	9,100	517,517
		1,220,477
Specialty Retail - 2.3%
AnnTaylor Stores Corp. (a)	17,600	381,920
Best Buy Co., Inc.	23,600	1,076,160
Dick's Sporting Goods, Inc. (a)	9,500	276,545
TJX Companies, Inc.	10,900	505,106
		2,239,731
Textiles, Apparel & Luxury Goods - 3.7%
Coach, Inc.	6,000	250,500
Hanesbrands, Inc. (a)	29,000	825,630
Phillips-Van Heusen Corp.	17,700	1,115,277
Steven Madden Ltd. (a)	7,100	411,516
VF Corp.	13,100	1,132,102
		3,735,025
TOTAL CONSUMER DISCRETIONARY		11,726,109
CONSUMER STAPLES - 9.8%
Beverages - 5.0%
Coca-Cola Enterprises, Inc.	61,400	1,702,622
Constellation Brands, Inc. Class A (sub. vtg.) (a)	102,400	1,870,848
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Dr Pepper Snapple Group, Inc.	37,600	$ 1,230,648
Grupo Modelo SAB de CV Series C	43,900	242,171
		5,046,289
Food & Staples Retailing - 0.6%
Safeway, Inc.	23,500	554,600
Food Products - 2.7%
Chiquita Brands International, Inc. (a)	29,100	437,664
Ralcorp Holdings, Inc. (a)	7,100	472,505
Smithfield Foods, Inc. (a)	12,900	241,746
Tyson Foods, Inc. Class A	76,600	1,500,594
		2,652,509
Personal Products - 1.5%
Inter Parfums, Inc.	15,900	274,752
MediFast, Inc. (a)(d)	25,900	826,728
Schiff Nutrition International, Inc.	59,300	420,437
		1,521,917
TOTAL CONSUMER STAPLES		9,775,315
ENERGY - 11.4%
Energy Equipment & Services - 4.3%
Complete Production Services, Inc. (a)	17,700	267,093
Helix Energy Solutions Group, Inc. (a)	31,800	463,644
National Oilwell Varco, Inc.	16,300	717,689
Noble Corp.	46,300	1,828,387
Oil States International, Inc. (a)	11,700	565,227
Transocean Ltd. (a)	5,700	412,965
		4,255,005
Oil, Gas & Consumable Fuels - 7.1%
Chevron Corp.	46,400	3,778,816
Marathon Oil Corp.	105,000	3,375,750
		7,154,566
TOTAL ENERGY		11,409,571
FINANCIALS - 15.9%
Capital Markets - 5.1%
BlackRock, Inc. Class A	14,500	2,668,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Franklin Resources, Inc.	19,000	$ 2,197,160
Och-Ziff Capital Management Group LLC Class A	14,900	261,048
		5,126,208
Commercial Banks - 1.6%
Comerica, Inc.	13,400	562,800
PNC Financial Services Group, Inc.	15,600	1,048,476
		1,611,276
Consumer Finance - 2.2%
American Express Co.	24,900	1,148,388
Capital One Financial Corp.	24,900	1,080,909
		2,229,297
Diversified Financial Services - 3.5%
Bank of America Corp.	166,700	2,972,261
KKR Financial Holdings LLC	59,800	528,632
		3,500,893
Insurance - 3.5%
Assured Guaranty Ltd.	11,700	252,135
Everest Re Group Ltd.	6,300	482,895
Hartford Financial Services Group, Inc.	18,700	534,259
Lincoln National Corp.	37,500	1,147,125
Unum Group	20,100	491,847
XL Capital Ltd. Class A	30,000	534,000
		3,442,261
TOTAL FINANCIALS		15,909,935
HEALTH CARE - 12.2%
Biotechnology - 1.0%
Cephalon, Inc. (a)	15,900	1,020,780
Health Care Equipment & Supplies - 3.0%
C. R. Bard, Inc.	3,000	259,590
CareFusion Corp. (a)	18,400	507,472
Cooper Companies, Inc.	12,500	486,125
Hill-Rom Holdings, Inc.	9,700	307,587
Intuitive Surgical, Inc. (a)	1,400	504,784
Kinetic Concepts, Inc. (a)	10,200	441,660
Stryker Corp.	4,500	258,480
Zimmer Holdings, Inc. (a)	4,300	261,913
		3,027,611
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 3.7%
AmerisourceBergen Corp.	8,800	$ 271,480
Assisted Living Concepts, Inc. Class A (a)	8,000	280,800
CIGNA Corp.	10,000	320,600
Community Health Systems, Inc. (a)	20,000	817,200
Health Management Associates, Inc. Class A (a)	101,100	942,252
Health Net, Inc. (a)	11,100	244,422
Humana, Inc. (a)	18,300	836,676
		3,713,430
Life Sciences Tools & Services - 0.6%
PerkinElmer, Inc.	11,100	278,055
Thermo Fisher Scientific, Inc. (a)	4,900	270,872
		548,927
Pharmaceuticals - 3.9%
Impax Laboratories, Inc. (a)	29,000	524,900
King Pharmaceuticals, Inc. (a)	156,700	1,535,660
Mylan, Inc. (a)(d)	35,400	779,862
Perrigo Co.	4,300	262,429
Valeant Pharmaceuticals International (a)	6,400	288,000
ViroPharma, Inc. (a)	19,000	241,680
Warner Chilcott PLC (a)	9,900	280,764
		3,913,295
TOTAL HEALTH CARE		12,224,043
INDUSTRIALS - 10.7%
Aerospace & Defense - 2.3%
Alliant Techsystems, Inc. (a)	6,200	501,642
Esterline Technologies Corp. (a)	10,400	580,112
LMI Aerospace, Inc. (a)	11,000	189,860
Raytheon Co.	17,700	1,031,910
		2,303,524
Airlines - 0.6%
Alaska Air Group, Inc. (a)	15,400	637,714
Building Products - 0.9%
Armstrong World Industries, Inc. (a)	6,800	296,140
Owens Corning (a)	16,100	559,958
		856,098
Construction & Engineering - 0.5%
KBR, Inc.	22,400	494,592
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.3%
EnerSys (a)	10,600	$ 274,328
Industrial Conglomerates - 3.5%
Carlisle Companies, Inc.	6,600	249,018
Siemens AG sponsored ADR (d)	15,000	1,464,600
Tyco International Ltd.	45,250	1,755,248
		3,468,866
Machinery - 2.4%
Ingersoll-Rand Co. Ltd.	34,400	1,272,112
Oshkosh Co. (a)	23,000	888,260
Timken Co.	7,800	274,404
		2,434,776
Road & Rail - 0.2%
Kansas City Southern (a)	6,200	251,410
TOTAL INDUSTRIALS		10,721,308
INFORMATION TECHNOLOGY - 16.9%
Communications Equipment - 0.6%
Harris Corp.	5,400	277,992
Plantronics, Inc.	10,000	332,000
		609,992
Computers & Peripherals - 8.9%
Hewlett-Packard Co.	80,000	4,157,600
Lexmark International, Inc. Class A (a)	7,000	259,350
SanDisk Corp. (a)	24,400	973,316
Seagate Technology (a)	85,000	1,561,450
Western Digital Corp. (a)	47,200	1,939,448
		8,891,164
Electronic Equipment & Components - 1.3%
CPI International, Inc. (a)	18,700	251,141
Jabil Circuit, Inc.	35,000	536,200
SYNNEX Corp. (a)	9,000	246,780
Vishay Intertechnology, Inc. (a)	29,400	306,054
		1,340,175
Office Electronics - 0.8%
Xerox Corp.	75,700	825,130
Semiconductors & Semiconductor Equipment - 2.2%
Advanced Micro Devices, Inc. (a)	52,700	477,462
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Amkor Technology, Inc. (a)	71,500	$ 539,110
Micron Technology, Inc. (a)	127,900	1,195,865
		2,212,437
Software - 3.1%
FactSet Research Systems, Inc.	3,500	263,270
Sybase, Inc. (a)	65,192	2,828,029
		3,091,299
TOTAL INFORMATION TECHNOLOGY		16,970,197
MATERIALS - 3.4%
Chemicals - 2.4%
Ashland, Inc.	8,700	518,172
CF Industries Holdings, Inc.	5,687	475,831
Lubrizol Corp.	2,900	261,986
Solutia, Inc. (a)	35,300	621,280
W.R. Grace & Co. (a)	19,300	557,577
		2,434,846
Metals & Mining - 0.7%
Allegheny Technologies, Inc.	4,600	245,962
Vale SA sponsored ADR	15,200	465,576
		711,538
Paper & Forest Products - 0.3%
Louisiana-Pacific Corp. (a)	21,800	256,368
TOTAL MATERIALS		3,402,752
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.5%
Qwest Communications International, Inc.	291,700	1,525,591
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. (a)	6,900	292,698
TOTAL TELECOMMUNICATION SERVICES		1,818,289
Common Stocks - continued
	Shares	Value
UTILITIES - 2.7%
Independent Power Producers & Energy Traders - 2.7%
AES Corp.	88,300	$ 1,018,982
Constellation Energy Group, Inc.	48,700	1,721,545
		2,740,527
TOTAL COMMON STOCKS (Cost $79,827,309)		96,698,046
U.S. Treasury Obligations - 0.5%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.1% to 0.17% 5/13/10 to 7/8/10 (e) (Cost $474,917)	$ 475,000	474,923
Money Market Funds - 6.9%
	Shares
Fidelity Cash Central Fund, 0.21% (b)	4,386,087	4,386,087
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	2,570,650	2,570,650
TOTAL MONEY MARKET FUNDS (Cost $6,956,737)		6,956,737
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $87,258,963)		104,129,706
NET OTHER ASSETS - (3.9)%		(3,890,139)
NET ASSETS - 100%		$ 100,239,567
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
53 CME E-mini S&P 500 Index Contracts	June 2010	$ 3,136,010	$ (75,042)

The face value of futures purchased as a percentage of net assets - 3.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $474,923.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,405
Fidelity Securities Lending Cash Central Fund	5,059
Total	$ 6,464
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,726,109	$ 11,726,109	$ -	$ -
Consumer Staples	9,775,315	9,775,315	-	-
Energy	11,409,571	11,409,571	-	-
Financials	15,909,935	15,909,935	-	-
Health Care	12,224,043	12,224,043	-	-
Industrials	10,721,308	10,721,308	-	-
Information Technology	16,970,197	16,970,197	-	-
Materials	3,402,752	3,402,752	-	-
Telecommunication Services	1,818,289	1,818,289	-	-
Utilities	2,740,527	2,740,527	-	-
U.S. Government and Government Agency Obligations	474,923	-	474,923	-
Money Market Funds	6,956,737	6,956,737	-	-
Total Investments in Securities:	$ 104,129,706	$ 103,654,783	$ 474,923	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (75,042)	$ (75,042)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of April 30, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (75,042)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.6%
Switzerland	4.0%
Cayman Islands	1.6%
Ireland	1.5%
Germany	1.5%
Others (Individually Less Than 1%)	1.8%
100.0%
Income Tax Information

At October 31, 2009, the fund had a capital loss carryforward of approximately $79,017,954 of which $11,838,730, $455,888, $1,557,306, $35,475,627 and $29,690,403 will expire on October 31, 2010, 2011, 2015, 2016 and 2017, respectively.

A capital loss carryforward of approximately $7,163,773 was acquired from the Fidelity Advisor Tax Managed Stock Fund, of which $1,557,306 and $5,606,467 will expire on October 31, 2015 and 2016, respectively. Capital loss carryforwards are only available to offset future capital gains of the fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,531,618) - See accompanying schedule: Unaffiliated issuers (cost $80,302,226)	$ 97,172,969
Fidelity Central Funds (cost $6,956,737)	6,956,737
Total Investments (cost $87,258,963)		$ 104,129,706
Receivable for investments sold		366,192
Receivable for fund shares sold		85,733
Dividends receivable		11,362
Interest receivable		1
Distributions receivable from Fidelity Central Funds		839
Prepaid expenses		164
Receivable from investment adviser for expense reductions		944
Other receivables		3,781
Total assets		104,598,722

Liabilities
Payable for investments purchased	$ 1,366,533
Payable for fund shares redeemed	265,818
Accrued management fee	47,672
Distribution fees payable	9,800
Payable for daily variation on futures contracts	60,737
Other affiliated payables	16,378
Other payables and accrued expenses	21,567
Collateral on securities loaned, at value	2,570,650
Total liabilities		4,359,155

Net Assets		$ 100,239,567
Net Assets consist of:
Paid in capital		$ 156,234,533
Undistributed net investment income		4,334
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(72,795,000)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		16,795,700
Net Assets		$ 100,239,567

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,845,176 ÷ 842,670 shares)	$ 11.68

Maximum offering price per share (100/94.25 of $11.68)	$ 12.39
Class T: Net Asset Value and redemption price per share ($5,112,659 ÷ 437,917 shares)	$ 11.67

Maximum offering price per share (100/96.50 of $11.67)	$ 12.09
Class B: Net Asset Value and offering price per share ($1,511,053 ÷ 129,645 shares)A	$ 11.66

Class C: Net Asset Value and offering price per share ($5,131,505 ÷ 440,146 shares)A	$ 11.66

Tax Managed Stock: Net Asset Value, offering price and redemption price per share ($77,624,114 ÷ 6,632,397 shares)	$ 11.70

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,015,060 ÷ 86,785 shares)	$ 11.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 729,682
Interest		102
Income from Fidelity Central Funds		6,464
Total income		736,248

Expenses
Management fee	$ 279,924
Transfer agent fees	80,819
Distribution fees	58,100
Accounting and security lending fees	19,793
Custodian fees and expenses	12,017
Independent trustees' compensation	278
Registration fees	62,733
Audit	24,349
Legal	331
Miscellaneous	1,950
Total expenses before reductions	540,294
Expense reductions	(26,121)	514,173
Net investment income (loss)		222,075
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,010,986
Foreign currency transactions	(19)
Futures contracts	294,121
Total net realized gain (loss)		6,305,088
Change in net unrealized appreciation (depreciation) on: Investment securities	9,030,049
Futures contracts	(13,470)
Total change in net unrealized appreciation (depreciation)		9,016,579
Net gain (loss)		15,321,667
Net increase (decrease) in net assets resulting from operations		$ 15,543,742

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 222,075	$ 1,070,662
Net realized gain (loss)	6,305,088	(29,371,302)
Change in net unrealized appreciation (depreciation)	9,016,579	28,974,705
Net increase (decrease) in net assets resulting from operations	15,543,742	674,065
Distributions to shareholders from net investment income	(847,065)	(1,093,395)
Distributions to shareholders from net realized gain	(47,298)	-
Total distributions	(894,363)	(1,093,395)
Share transactions - net increase (decrease)	(12,113,369)	(30,089,548)
Redemption fees	-	74,493
Total increase (decrease) in net assets	2,536,010	(30,434,385)

Net Assets
Beginning of period	97,703,557	128,137,942
End of period (including undistributed net investment income of $4,334 and undistributed net investment income of $629,324, respectively)	$ 100,239,567	$ 97,703,557

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.10	$ 8.54
Income from Investment Operations
Net investment income (loss) E	.01	.02
Net realized and unrealized gain (loss)	1.65	1.54 H
Total from investment operations	1.66	1.56
Distributions from net investment income	(.08)	-
Distributions from net realized gain	(.01)	-
Total distributions	(.08) L	-
Net asset value, end of period	$ 11.68	$ 10.10
Total Return B, C, D	16.51%	18.27%
Ratios to Average Net Assets F, J
Expenses before reductions	1.25% A	1.29% A
Expenses net of fee waivers, if any	1.25% A	1.25% A
Expenses net of all reductions	1.24% A	1.23% A
Net investment income (loss)	.23% A	.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,845	$ 9,218
Portfolio turnover rate G	180% A	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Total distributions of $.08 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.08	$ 8.54
Income from Investment Operations
Net investment income (loss) E	(.00) L	.00 L
Net realized and unrealized gain (loss)	1.65	1.54 H
Total from investment operations	1.65	1.54
Distributions from net investment income	(.06)	-
Distributions from net realized gain	(.01)	-
Total distributions	(.06) M	-
Net asset value, end of period	$ 11.67	$ 10.08
Total Return B, C, D	16.42%	18.03%
Ratios to Average Net Assets F, J
Expenses before reductions	1.53% A	1.58% A
Expenses net of fee waivers, if any	1.50% A	1.50% A
Expenses net of all reductions	1.49% A	1.48% A
Net investment income (loss)	(.03)% A	.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,113	$ 4,639
Portfolio turnover rate G	180% A	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Amount represents less than $.01 per share.

M Total distributions of $.06 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 8.54
Income from Investment Operations
Net investment income (loss) E	(.03)	(.02)
Net realized and unrealized gain (loss)	1.65	1.54 H
Total from investment operations	1.62	1.52
Distributions from net investment income	(.02)	-
Distributions from net realized gain	(.01)	-
Total distributions	(.02) L	-
Net asset value, end of period	$ 11.66	$ 10.06
Total Return B, C, D	16.15%	17.80%
Ratios to Average Net Assets F, J
Expenses before reductions	2.02% A	2.05% A
Expenses net of fee waivers, if any	2.00% A	2.00% A
Expenses net of all reductions	2.00% A	1.98% A
Net investment income (loss)	(.53)% A	(.38)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,511	$ 1,717
Portfolio turnover rate G	180% A	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Total distributions of $.02 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 8.54
Income from Investment Operations
Net investment income (loss) E	(.03)	(.02)
Net realized and unrealized gain (loss)	1.65	1.54 H
Total from investment operations	1.62	1.52
Distributions from net investment income	(.02)	-
Distributions from net realized gain	(.01)	-
Total distributions	(.02) L	-
Net asset value, end of period	$ 11.66	$ 10.06
Total Return B, C, D	16.12%	17.80%
Ratios to Average Net Assets F, J
Expenses before reductions	2.00% A	2.02% A
Expenses net of fee waivers, if any	2.00% A	2.00% A
Expenses net of all reductions	1.99% A	1.98% A
Net investment income (loss)	(.52)% A	(.38)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,132	$ 5,156
Portfolio turnover rate G	180% A	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Total distributions of $.02 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Tax Managed Stock

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 10.12	$ 9.93	$ 16.66	$ 13.77	$ 12.14	$ 10.19
Income from Investment Operations
Net investment income (loss) D	.03	.10	.09	.09	.05	.04
Net realized and unrealized gain (loss)	1.66	.17 G	(6.76)	2.85	1.63	1.94
Total from investment operations	1.69	.27	(6.67)	2.94	1.68	1.98
Distributions from net investment income	(.10)	(.09)	(.08)	(.06)	(.05)	(.03)
Distributions from net realized gain	(.01)	-	-	-	-	-
Total distributions	(.11) L	(.09)	(.08)	(.06)	(.05)	(.03)
Redemption fees added to paid in capital D	-	.01 K	.02	.01	- J	-J
Net asset value, end of period	$ 11.70	$ 10.12	$ 9.93	$ 16.66	$ 13.77	$ 12.14
Total Return B, C	16.75%	2.92%	(40.12)%	21.51%	13.87%	19.46%
Ratios to Average Net Assets E, H
Expenses before reductions	.95% A	1.00%	.84%	.84%	.89%	.91%
Expenses net of fee waivers, if any	.89% A	.93%	.84%	.84%	.89%	.91%
Expenses net of all reductions	.89% A	.91%	.84%	.84%	.87%	.86%
Net investment income (loss)	.58% A	1.12%	.62%	.59%	.41%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,624	$ 76,112	$ 128,138	$ 98,393	$ 68,822	$ 57,167
Portfolio turnover rate F	180% A	249% I	224%	131%	178%	179%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

K The redemption fee was eliminated during the year end October 31, 2009.

L Total distributions of $.11 per share is comprised of distributions from net investment income of $.10 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 8.54
Income from Investment Operations
Net investment income (loss) D	.03	.03
Net realized and unrealized gain (loss)	1.66	1.54 G
Total from investment operations	1.69	1.57
Distributions from net investment income	(.09)	-
Distributions from net realized gain	(.01)	-
Total distributions	(.10) K	-
Net asset value, end of period	$ 11.70	$ 10.11
Total Return B, C	16.78%	18.38%
Ratios to Average Net Assets E, I
Expenses before reductions	.98% A	1.04% A
Expenses net of fee waivers, if any	.98% A	1.00% A
Expenses net of all reductions	.97% A	.98% A
Net investment income (loss)	.50% A	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,015	$ 862
Portfolio turnover rate F	180% A	249% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Total distributions of $.10 per share is comprised of distributions from net investment income of $.092 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Tax Managed Stock Fund (the Fund) is a fund of Fidelity Beacon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Class A, Class T, Class B, Class C, Tax Managed Stock and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, partnerships, capital loss carryforwards, and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 18,064,912
Gross unrealized depreciation	(1,327,613)
Net unrealized appreciation (depreciation)	$ 16,737,299
Tax cost	$ 87,392,407

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Investments in Derivative Instruments - continued

Futures Contracts - continued

Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ 294,121	$ (13,470)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 294,121	$ (13,470)

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $294,121 for futures contracts.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(13,470) for futures contracts.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $86,881,930 and $99,712,453, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 12,132	$ 174
Class T	.25%	.25%	12,148	109
Class B	.75%	.25%	8,422	6,494
Class C	.75%	.25%	25,398	1,929
			$ 58,100	$ 8,706

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 682
Class T	366
Class B*	1,257
Class C*	18
$ 2,323

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets *
Class A	$ 9,696.20
Class T	5,606.23
Class B	1,878.22
Class C	5,164.20
Tax Managed Stock	57,642.15
Institutional Class	833.18
	$ 80,819

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $834 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $202 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $5,059.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class T	1.50%	$ 716
Class B	2.00%	149
Class C	2.00%	78
		$ 943

FMR voluntarily agreed to reimburse a portion of Tax Managed Stock operating expenses. During the period, this reimbursement reduced the class' expenses by $21,125.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $4,053 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 69,249	$ -
Class T	24,631	-
Class B	2,939	-
Class C	7,340	-
Tax Managed Stock	735,062	1,093,395
Institutional Class	7,844	-
Total	$ 847,065	$ 1,093,395
From net realized gain
Class A	$ 4,617	$ -
Class T	2,239	-
Class B	817	-
Class C	2,446	-
Tax Managed Stock	36,753	-
Institutional Class	426	-
Total	$ 47,298	$ -

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009 A	Six months ended April 30, 2010	Year ended October 31, 2009 A
Class A
Shares sold	81,046	66,311	$ 904,654	$ 629,136
Issued in exchanged for shares of Tax Managed Stock	-	1,033,129	-	8,977,912
Reinvestment of distributions	5,280	-	56,500	-
Shares redeemed	(156,495)	(186,601)	(1,734,230)	(1,787,870)
Net increase (decrease)	(70,169)	912,839	$ (773,076)	$ 7,819,178
Class T
Shares sold	25,496	36,246	$ 294,471	$ 330,380
Issued in exchanged for shares of Tax Managed Stock	-	479,321	-	4,165,302
Reinvestment of distributions	2,205	-	23,593	-
Shares redeemed	(49,846)	(55,505)	(556,978)	(524,353)
Net increase (decrease)	(22,145)	460,062	$ (238,914)	$ 3,971,329
Class B
Shares sold	6,975	23,375	$ 80,007	$ 213,537
Issued in exchanged for shares of Tax Managed Stock	-	176,977	-	1,537,928
Reinvestment of distributions	292	-	3,130	-
Shares redeemed	(48,301)	(29,673)	(537,310)	(290,037)
Net increase (decrease)	(41,034)	170,679	$ (454,173)	$ 1,461,428
Class C
Shares sold	18,605	23,045	$ 213,821	$ 205,990
Issued in exchanged for shares of Tax Managed Stock	-	604,806	-	5,255,763
Reinvestment of distributions	707	-	7,575	-
Shares redeemed	(91,807)	(115,210)	(1,009,127)	(1,090,928)
Net increase (decrease)	(72,495)	512,641	$ (787,731)	$ 4,370,825
Tax Managed Stock
Shares sold	190,693	2,061,057	$ 2,115,409	$ 17,806,776
Reinvestment of distributions	59,911	111,863	641,051	965,374
Shares redeemed	(1,138,593)	(7,552,684)	(12,632,389)	(67,209,833)
Net increase (decrease)	(887,989)	(5,379,764)	$ (9,875,929)	$ (48,437,683)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009 A	Six months ended April 30, 2010	Year ended October 31, 2009 A
Institutional Class
Shares sold	12,489	13,005	$ 138,455	$ 112,743
Issued in exchanged for shares of Tax Managed Stock	-	104,222	-	905,687
Reinvestment of distributions	490	-	5,246	-
Shares redeemed	(11,454)	(31,967)	(127,247)	(293,055)
Net increase (decrease)	1,525	85,260	$ 16,454	$ 725,375

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Merger Information.

On April 24, 2009, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Tax Managed Stock Fund ("Target Fund") pursuant to an agreement and plan of reorganization approved by the Board of Trustees on January 14, 2009. The acquisition was accomplished by an exchange of 1,033,129 Class A shares, 479,321 Class T shares, 176,977 Class B shares, 604,806 Class C Shares and 104,222 Institutional Class shares of the Fund, respectively, for 1,086,445 Class A shares, 512,502 Class T shares, 196,476 Class B shares, 671,670 Class C shares and 107,837 Institutional Class shares then outstanding (valued at $8.26, $8.13, $7.83, $7.82 and $8.40 per share for Class A, Class T, Class B, Class C and Institutional Class, respectively) of the Target Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets, including $668,450 of unrealized depreciation, were combined with the Fund's net assets of $106,937,918 for total net assets after the acquisition of $127,780,510.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ATMG-USAN-0610
1.889796.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Tax Managed Stock

Fund - Institutional Class

Semiannual Report

April 30, 2010
(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a class of
Fidelity® Tax Managed Stock Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.25%
Actual		$ 1,000.00	$ 1,165.10	$ 6.71
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26
Class T	1.50%
Actual		$ 1,000.00	$ 1,164.20	$ 8.05
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Class B	2.00%
Actual		$ 1,000.00	$ 1,161.50	$ 10.72
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99
Class C	2.00%
Actual		$ 1,000.00	$ 1,161.20	$ 10.72
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99
Tax Managed Stock	.89%
Actual		$ 1,000.00	$ 1,167.50	$ 4.78
HypotheticalA		$ 1,000.00	$ 1,020.38	$ 4.46
Institutional Class	.98%
Actual		$ 1,000.00	$ 1,167.80	$ 5.27
HypotheticalA		$ 1,000.00	$ 1,019.93	$ 4.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Hewlett-Packard Co.	4.1	4.5
Chevron Corp.	3.8	2.6
Marathon Oil Corp.	3.3	3.4
Bank of America Corp.	3.0	1.1
Sybase, Inc.	2.8	3.3
BlackRock, Inc. Class A	2.7	3.2
Franklin Resources, Inc.	2.2	0.0
Western Digital Corp.	1.9	2.1
Constellation Brands, Inc. Class A (sub. vtg.)	1.9	1.7
Noble Corp.	1.8	2.4
	27.5
Top Five Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	16.9	18.3
Financials	15.9	15.5
Health Care	12.2	11.1
Consumer Discretionary	11.7	10.3
Energy	11.4	13.1
Asset Allocation (% of fund's net assets)
As of April 30, 2010 *		As of October 31, 2009 **
	Stocks and Equity Futures 99.6%		Stocks and Equity Futures 99.4%
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 0.6%
* Foreign investments	10.4%	** Foreign investments	14.9%

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 0.9%
TRW Automotive Holdings Corp. (a)	28,300	$ 911,543
Hotels, Restaurants & Leisure - 2.4%
O'Charleys, Inc. (a)	30,500	291,275
Royal Caribbean Cruises Ltd. (a)	8,900	318,976
Starbucks Corp.	21,500	558,570
Starwood Hotels & Resorts Worldwide, Inc.	10,500	572,355
Wyndham Worldwide Corp.	24,200	648,802
		2,389,978
Household Durables - 1.2%
iRobot Corp. (a)	15,300	308,754
La-Z-Boy, Inc. (a)	18,000	234,720
Whirlpool Corp.	6,300	685,881
		1,229,355
Multiline Retail - 1.2%
Macy's, Inc.	30,300	702,960
Target Corp.	9,100	517,517
		1,220,477
Specialty Retail - 2.3%
AnnTaylor Stores Corp. (a)	17,600	381,920
Best Buy Co., Inc.	23,600	1,076,160
Dick's Sporting Goods, Inc. (a)	9,500	276,545
TJX Companies, Inc.	10,900	505,106
		2,239,731
Textiles, Apparel & Luxury Goods - 3.7%
Coach, Inc.	6,000	250,500
Hanesbrands, Inc. (a)	29,000	825,630
Phillips-Van Heusen Corp.	17,700	1,115,277
Steven Madden Ltd. (a)	7,100	411,516
VF Corp.	13,100	1,132,102
		3,735,025
TOTAL CONSUMER DISCRETIONARY		11,726,109
CONSUMER STAPLES - 9.8%
Beverages - 5.0%
Coca-Cola Enterprises, Inc.	61,400	1,702,622
Constellation Brands, Inc. Class A (sub. vtg.) (a)	102,400	1,870,848
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Dr Pepper Snapple Group, Inc.	37,600	$ 1,230,648
Grupo Modelo SAB de CV Series C	43,900	242,171
		5,046,289
Food & Staples Retailing - 0.6%
Safeway, Inc.	23,500	554,600
Food Products - 2.7%
Chiquita Brands International, Inc. (a)	29,100	437,664
Ralcorp Holdings, Inc. (a)	7,100	472,505
Smithfield Foods, Inc. (a)	12,900	241,746
Tyson Foods, Inc. Class A	76,600	1,500,594
		2,652,509
Personal Products - 1.5%
Inter Parfums, Inc.	15,900	274,752
MediFast, Inc. (a)(d)	25,900	826,728
Schiff Nutrition International, Inc.	59,300	420,437
		1,521,917
TOTAL CONSUMER STAPLES		9,775,315
ENERGY - 11.4%
Energy Equipment & Services - 4.3%
Complete Production Services, Inc. (a)	17,700	267,093
Helix Energy Solutions Group, Inc. (a)	31,800	463,644
National Oilwell Varco, Inc.	16,300	717,689
Noble Corp.	46,300	1,828,387
Oil States International, Inc. (a)	11,700	565,227
Transocean Ltd. (a)	5,700	412,965
		4,255,005
Oil, Gas & Consumable Fuels - 7.1%
Chevron Corp.	46,400	3,778,816
Marathon Oil Corp.	105,000	3,375,750
		7,154,566
TOTAL ENERGY		11,409,571
FINANCIALS - 15.9%
Capital Markets - 5.1%
BlackRock, Inc. Class A	14,500	2,668,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Franklin Resources, Inc.	19,000	$ 2,197,160
Och-Ziff Capital Management Group LLC Class A	14,900	261,048
		5,126,208
Commercial Banks - 1.6%
Comerica, Inc.	13,400	562,800
PNC Financial Services Group, Inc.	15,600	1,048,476
		1,611,276
Consumer Finance - 2.2%
American Express Co.	24,900	1,148,388
Capital One Financial Corp.	24,900	1,080,909
		2,229,297
Diversified Financial Services - 3.5%
Bank of America Corp.	166,700	2,972,261
KKR Financial Holdings LLC	59,800	528,632
		3,500,893
Insurance - 3.5%
Assured Guaranty Ltd.	11,700	252,135
Everest Re Group Ltd.	6,300	482,895
Hartford Financial Services Group, Inc.	18,700	534,259
Lincoln National Corp.	37,500	1,147,125
Unum Group	20,100	491,847
XL Capital Ltd. Class A	30,000	534,000
		3,442,261
TOTAL FINANCIALS		15,909,935
HEALTH CARE - 12.2%
Biotechnology - 1.0%
Cephalon, Inc. (a)	15,900	1,020,780
Health Care Equipment & Supplies - 3.0%
C. R. Bard, Inc.	3,000	259,590
CareFusion Corp. (a)	18,400	507,472
Cooper Companies, Inc.	12,500	486,125
Hill-Rom Holdings, Inc.	9,700	307,587
Intuitive Surgical, Inc. (a)	1,400	504,784
Kinetic Concepts, Inc. (a)	10,200	441,660
Stryker Corp.	4,500	258,480
Zimmer Holdings, Inc. (a)	4,300	261,913
		3,027,611
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 3.7%
AmerisourceBergen Corp.	8,800	$ 271,480
Assisted Living Concepts, Inc. Class A (a)	8,000	280,800
CIGNA Corp.	10,000	320,600
Community Health Systems, Inc. (a)	20,000	817,200
Health Management Associates, Inc. Class A (a)	101,100	942,252
Health Net, Inc. (a)	11,100	244,422
Humana, Inc. (a)	18,300	836,676
		3,713,430
Life Sciences Tools & Services - 0.6%
PerkinElmer, Inc.	11,100	278,055
Thermo Fisher Scientific, Inc. (a)	4,900	270,872
		548,927
Pharmaceuticals - 3.9%
Impax Laboratories, Inc. (a)	29,000	524,900
King Pharmaceuticals, Inc. (a)	156,700	1,535,660
Mylan, Inc. (a)(d)	35,400	779,862
Perrigo Co.	4,300	262,429
Valeant Pharmaceuticals International (a)	6,400	288,000
ViroPharma, Inc. (a)	19,000	241,680
Warner Chilcott PLC (a)	9,900	280,764
		3,913,295
TOTAL HEALTH CARE		12,224,043
INDUSTRIALS - 10.7%
Aerospace & Defense - 2.3%
Alliant Techsystems, Inc. (a)	6,200	501,642
Esterline Technologies Corp. (a)	10,400	580,112
LMI Aerospace, Inc. (a)	11,000	189,860
Raytheon Co.	17,700	1,031,910
		2,303,524
Airlines - 0.6%
Alaska Air Group, Inc. (a)	15,400	637,714
Building Products - 0.9%
Armstrong World Industries, Inc. (a)	6,800	296,140
Owens Corning (a)	16,100	559,958
		856,098
Construction & Engineering - 0.5%
KBR, Inc.	22,400	494,592
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.3%
EnerSys (a)	10,600	$ 274,328
Industrial Conglomerates - 3.5%
Carlisle Companies, Inc.	6,600	249,018
Siemens AG sponsored ADR (d)	15,000	1,464,600
Tyco International Ltd.	45,250	1,755,248
		3,468,866
Machinery - 2.4%
Ingersoll-Rand Co. Ltd.	34,400	1,272,112
Oshkosh Co. (a)	23,000	888,260
Timken Co.	7,800	274,404
		2,434,776
Road & Rail - 0.2%
Kansas City Southern (a)	6,200	251,410
TOTAL INDUSTRIALS		10,721,308
INFORMATION TECHNOLOGY - 16.9%
Communications Equipment - 0.6%
Harris Corp.	5,400	277,992
Plantronics, Inc.	10,000	332,000
		609,992
Computers & Peripherals - 8.9%
Hewlett-Packard Co.	80,000	4,157,600
Lexmark International, Inc. Class A (a)	7,000	259,350
SanDisk Corp. (a)	24,400	973,316
Seagate Technology (a)	85,000	1,561,450
Western Digital Corp. (a)	47,200	1,939,448
		8,891,164
Electronic Equipment & Components - 1.3%
CPI International, Inc. (a)	18,700	251,141
Jabil Circuit, Inc.	35,000	536,200
SYNNEX Corp. (a)	9,000	246,780
Vishay Intertechnology, Inc. (a)	29,400	306,054
		1,340,175
Office Electronics - 0.8%
Xerox Corp.	75,700	825,130
Semiconductors & Semiconductor Equipment - 2.2%
Advanced Micro Devices, Inc. (a)	52,700	477,462
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Amkor Technology, Inc. (a)	71,500	$ 539,110
Micron Technology, Inc. (a)	127,900	1,195,865
		2,212,437
Software - 3.1%
FactSet Research Systems, Inc.	3,500	263,270
Sybase, Inc. (a)	65,192	2,828,029
		3,091,299
TOTAL INFORMATION TECHNOLOGY		16,970,197
MATERIALS - 3.4%
Chemicals - 2.4%
Ashland, Inc.	8,700	518,172
CF Industries Holdings, Inc.	5,687	475,831
Lubrizol Corp.	2,900	261,986
Solutia, Inc. (a)	35,300	621,280
W.R. Grace & Co. (a)	19,300	557,577
		2,434,846
Metals & Mining - 0.7%
Allegheny Technologies, Inc.	4,600	245,962
Vale SA sponsored ADR	15,200	465,576
		711,538
Paper & Forest Products - 0.3%
Louisiana-Pacific Corp. (a)	21,800	256,368
TOTAL MATERIALS		3,402,752
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.5%
Qwest Communications International, Inc.	291,700	1,525,591
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. (a)	6,900	292,698
TOTAL TELECOMMUNICATION SERVICES		1,818,289
Common Stocks - continued
	Shares	Value
UTILITIES - 2.7%
Independent Power Producers & Energy Traders - 2.7%
AES Corp.	88,300	$ 1,018,982
Constellation Energy Group, Inc.	48,700	1,721,545
		2,740,527
TOTAL COMMON STOCKS (Cost $79,827,309)		96,698,046
U.S. Treasury Obligations - 0.5%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.1% to 0.17% 5/13/10 to 7/8/10 (e) (Cost $474,917)	$ 475,000	474,923
Money Market Funds - 6.9%
	Shares
Fidelity Cash Central Fund, 0.21% (b)	4,386,087	4,386,087
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	2,570,650	2,570,650
TOTAL MONEY MARKET FUNDS (Cost $6,956,737)		6,956,737
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $87,258,963)		104,129,706
NET OTHER ASSETS - (3.9)%		(3,890,139)
NET ASSETS - 100%		$ 100,239,567
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
53 CME E-mini S&P 500 Index Contracts	June 2010	$ 3,136,010	$ (75,042)

The face value of futures purchased as a percentage of net assets - 3.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $474,923.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,405
Fidelity Securities Lending Cash Central Fund	5,059
Total	$ 6,464
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,726,109	$ 11,726,109	$ -	$ -
Consumer Staples	9,775,315	9,775,315	-	-
Energy	11,409,571	11,409,571	-	-
Financials	15,909,935	15,909,935	-	-
Health Care	12,224,043	12,224,043	-	-
Industrials	10,721,308	10,721,308	-	-
Information Technology	16,970,197	16,970,197	-	-
Materials	3,402,752	3,402,752	-	-
Telecommunication Services	1,818,289	1,818,289	-	-
Utilities	2,740,527	2,740,527	-	-
U.S. Government and Government Agency Obligations	474,923	-	474,923	-
Money Market Funds	6,956,737	6,956,737	-	-
Total Investments in Securities:	$ 104,129,706	$ 103,654,783	$ 474,923	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (75,042)	$ (75,042)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of April 30, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (75,042)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.6%
Switzerland	4.0%
Cayman Islands	1.6%
Ireland	1.5%
Germany	1.5%
Others (Individually Less Than 1%)	1.8%
100.0%
Income Tax Information

At October 31, 2009, the fund had a capital loss carryforward of approximately $79,017,954 of which $11,838,730, $455,888, $1,557,306, $35,475,627 and $29,690,403 will expire on October 31, 2010, 2011, 2015, 2016 and 2017, respectively.

A capital loss carryforward of approximately $7,163,773 was acquired from the Fidelity Advisor Tax Managed Stock Fund, of which $1,557,306 and $5,606,467 will expire on October 31, 2015 and 2016, respectively. Capital loss carryforwards are only available to offset future capital gains of the fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,531,618) - See accompanying schedule: Unaffiliated issuers (cost $80,302,226)	$ 97,172,969
Fidelity Central Funds (cost $6,956,737)	6,956,737
Total Investments (cost $87,258,963)		$ 104,129,706
Receivable for investments sold		366,192
Receivable for fund shares sold		85,733
Dividends receivable		11,362
Interest receivable		1
Distributions receivable from Fidelity Central Funds		839
Prepaid expenses		164
Receivable from investment adviser for expense reductions		944
Other receivables		3,781
Total assets		104,598,722

Liabilities
Payable for investments purchased	$ 1,366,533
Payable for fund shares redeemed	265,818
Accrued management fee	47,672
Distribution fees payable	9,800
Payable for daily variation on futures contracts	60,737
Other affiliated payables	16,378
Other payables and accrued expenses	21,567
Collateral on securities loaned, at value	2,570,650
Total liabilities		4,359,155

Net Assets		$ 100,239,567
Net Assets consist of:
Paid in capital		$ 156,234,533
Undistributed net investment income		4,334
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(72,795,000)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		16,795,700
Net Assets		$ 100,239,567

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,845,176 ÷ 842,670 shares)	$ 11.68

Maximum offering price per share (100/94.25 of $11.68)	$ 12.39
Class T: Net Asset Value and redemption price per share ($5,112,659 ÷ 437,917 shares)	$ 11.67

Maximum offering price per share (100/96.50 of $11.67)	$ 12.09
Class B: Net Asset Value and offering price per share ($1,511,053 ÷ 129,645 shares)A	$ 11.66

Class C: Net Asset Value and offering price per share ($5,131,505 ÷ 440,146 shares)A	$ 11.66

Tax Managed Stock: Net Asset Value, offering price and redemption price per share ($77,624,114 ÷ 6,632,397 shares)	$ 11.70

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,015,060 ÷ 86,785 shares)	$ 11.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 729,682
Interest		102
Income from Fidelity Central Funds		6,464
Total income		736,248

Expenses
Management fee	$ 279,924
Transfer agent fees	80,819
Distribution fees	58,100
Accounting and security lending fees	19,793
Custodian fees and expenses	12,017
Independent trustees' compensation	278
Registration fees	62,733
Audit	24,349
Legal	331
Miscellaneous	1,950
Total expenses before reductions	540,294
Expense reductions	(26,121)	514,173
Net investment income (loss)		222,075
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,010,986
Foreign currency transactions	(19)
Futures contracts	294,121
Total net realized gain (loss)		6,305,088
Change in net unrealized appreciation (depreciation) on: Investment securities	9,030,049
Futures contracts	(13,470)
Total change in net unrealized appreciation (depreciation)		9,016,579
Net gain (loss)		15,321,667
Net increase (decrease) in net assets resulting from operations		$ 15,543,742

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 222,075	$ 1,070,662
Net realized gain (loss)	6,305,088	(29,371,302)
Change in net unrealized appreciation (depreciation)	9,016,579	28,974,705
Net increase (decrease) in net assets resulting from operations	15,543,742	674,065
Distributions to shareholders from net investment income	(847,065)	(1,093,395)
Distributions to shareholders from net realized gain	(47,298)	-
Total distributions	(894,363)	(1,093,395)
Share transactions - net increase (decrease)	(12,113,369)	(30,089,548)
Redemption fees	-	74,493
Total increase (decrease) in net assets	2,536,010	(30,434,385)

Net Assets
Beginning of period	97,703,557	128,137,942
End of period (including undistributed net investment income of $4,334 and undistributed net investment income of $629,324, respectively)	$ 100,239,567	$ 97,703,557

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.10	$ 8.54
Income from Investment Operations
Net investment income (loss) E	.01	.02
Net realized and unrealized gain (loss)	1.65	1.54 H
Total from investment operations	1.66	1.56
Distributions from net investment income	(.08)	-
Distributions from net realized gain	(.01)	-
Total distributions	(.08) L	-
Net asset value, end of period	$ 11.68	$ 10.10
Total Return B, C, D	16.51%	18.27%
Ratios to Average Net Assets F, J
Expenses before reductions	1.25% A	1.29% A
Expenses net of fee waivers, if any	1.25% A	1.25% A
Expenses net of all reductions	1.24% A	1.23% A
Net investment income (loss)	.23% A	.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,845	$ 9,218
Portfolio turnover rate G	180% A	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Total distributions of $.08 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.08	$ 8.54
Income from Investment Operations
Net investment income (loss) E	(.00) L	.00 L
Net realized and unrealized gain (loss)	1.65	1.54 H
Total from investment operations	1.65	1.54
Distributions from net investment income	(.06)	-
Distributions from net realized gain	(.01)	-
Total distributions	(.06) M	-
Net asset value, end of period	$ 11.67	$ 10.08
Total Return B, C, D	16.42%	18.03%
Ratios to Average Net Assets F, J
Expenses before reductions	1.53% A	1.58% A
Expenses net of fee waivers, if any	1.50% A	1.50% A
Expenses net of all reductions	1.49% A	1.48% A
Net investment income (loss)	(.03)% A	.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,113	$ 4,639
Portfolio turnover rate G	180% A	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Amount represents less than $.01 per share.

M Total distributions of $.06 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 8.54
Income from Investment Operations
Net investment income (loss) E	(.03)	(.02)
Net realized and unrealized gain (loss)	1.65	1.54 H
Total from investment operations	1.62	1.52
Distributions from net investment income	(.02)	-
Distributions from net realized gain	(.01)	-
Total distributions	(.02) L	-
Net asset value, end of period	$ 11.66	$ 10.06
Total Return B, C, D	16.15%	17.80%
Ratios to Average Net Assets F, J
Expenses before reductions	2.02% A	2.05% A
Expenses net of fee waivers, if any	2.00% A	2.00% A
Expenses net of all reductions	2.00% A	1.98% A
Net investment income (loss)	(.53)% A	(.38)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,511	$ 1,717
Portfolio turnover rate G	180% A	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Total distributions of $.02 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 8.54
Income from Investment Operations
Net investment income (loss) E	(.03)	(.02)
Net realized and unrealized gain (loss)	1.65	1.54 H
Total from investment operations	1.62	1.52
Distributions from net investment income	(.02)	-
Distributions from net realized gain	(.01)	-
Total distributions	(.02) L	-
Net asset value, end of period	$ 11.66	$ 10.06
Total Return B, C, D	16.12%	17.80%
Ratios to Average Net Assets F, J
Expenses before reductions	2.00% A	2.02% A
Expenses net of fee waivers, if any	2.00% A	2.00% A
Expenses net of all reductions	1.99% A	1.98% A
Net investment income (loss)	(.52)% A	(.38)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,132	$ 5,156
Portfolio turnover rate G	180% A	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Total distributions of $.02 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Tax Managed Stock

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 10.12	$ 9.93	$ 16.66	$ 13.77	$ 12.14	$ 10.19
Income from Investment Operations
Net investment income (loss) D	.03	.10	.09	.09	.05	.04
Net realized and unrealized gain (loss)	1.66	.17 G	(6.76)	2.85	1.63	1.94
Total from investment operations	1.69	.27	(6.67)	2.94	1.68	1.98
Distributions from net investment income	(.10)	(.09)	(.08)	(.06)	(.05)	(.03)
Distributions from net realized gain	(.01)	-	-	-	-	-
Total distributions	(.11) L	(.09)	(.08)	(.06)	(.05)	(.03)
Redemption fees added to paid in capital D	-	.01 K	.02	.01	- J	-J
Net asset value, end of period	$ 11.70	$ 10.12	$ 9.93	$ 16.66	$ 13.77	$ 12.14
Total Return B, C	16.75%	2.92%	(40.12)%	21.51%	13.87%	19.46%
Ratios to Average Net Assets E, H
Expenses before reductions	.95% A	1.00%	.84%	.84%	.89%	.91%
Expenses net of fee waivers, if any	.89% A	.93%	.84%	.84%	.89%	.91%
Expenses net of all reductions	.89% A	.91%	.84%	.84%	.87%	.86%
Net investment income (loss)	.58% A	1.12%	.62%	.59%	.41%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,624	$ 76,112	$ 128,138	$ 98,393	$ 68,822	$ 57,167
Portfolio turnover rate F	180% A	249% I	224%	131%	178%	179%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

K The redemption fee was eliminated during the year end October 31, 2009.

L Total distributions of $.11 per share is comprised of distributions from net investment income of $.10 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 8.54
Income from Investment Operations
Net investment income (loss) D	.03	.03
Net realized and unrealized gain (loss)	1.66	1.54 G
Total from investment operations	1.69	1.57
Distributions from net investment income	(.09)	-
Distributions from net realized gain	(.01)	-
Total distributions	(.10) K	-
Net asset value, end of period	$ 11.70	$ 10.11
Total Return B, C	16.78%	18.38%
Ratios to Average Net Assets E, I
Expenses before reductions	.98% A	1.04% A
Expenses net of fee waivers, if any	.98% A	1.00% A
Expenses net of all reductions	.97% A	.98% A
Net investment income (loss)	.50% A	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,015	$ 862
Portfolio turnover rate F	180% A	249% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Total distributions of $.10 per share is comprised of distributions from net investment income of $.092 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Tax Managed Stock Fund (the Fund) is a fund of Fidelity Beacon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Class A, Class T, Class B, Class C, Tax Managed Stock and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, partnerships, capital loss carryforwards, and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 18,064,912
Gross unrealized depreciation	(1,327,613)
Net unrealized appreciation (depreciation)	$ 16,737,299
Tax cost	$ 87,392,407

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Investments in Derivative Instruments - continued

Futures Contracts - continued

Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ 294,121	$ (13,470)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 294,121	$ (13,470)

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $294,121 for futures contracts.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(13,470) for futures contracts.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $86,881,930 and $99,712,453, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 12,132	$ 174
Class T	.25%	.25%	12,148	109
Class B	.75%	.25%	8,422	6,494
Class C	.75%	.25%	25,398	1,929
			$ 58,100	$ 8,706

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 682
Class T	366
Class B*	1,257
Class C*	18
$ 2,323

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets *
Class A	$ 9,696.20
Class T	5,606.23
Class B	1,878.22
Class C	5,164.20
Tax Managed Stock	57,642.15
Institutional Class	833.18
	$ 80,819

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $834 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $202 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $5,059.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

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Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class T	1.50%	$ 716
Class B	2.00%	149
Class C	2.00%	78
		$ 943

FMR voluntarily agreed to reimburse a portion of Tax Managed Stock operating expenses. During the period, this reimbursement reduced the class' expenses by $21,125.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $4,053 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 69,249	$ -
Class T	24,631	-
Class B	2,939	-
Class C	7,340	-
Tax Managed Stock	735,062	1,093,395
Institutional Class	7,844	-
Total	$ 847,065	$ 1,093,395
From net realized gain
Class A	$ 4,617	$ -
Class T	2,239	-
Class B	817	-
Class C	2,446	-
Tax Managed Stock	36,753	-
Institutional Class	426	-
Total	$ 47,298	$ -

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009 A	Six months ended April 30, 2010	Year ended October 31, 2009 A
Class A
Shares sold	81,046	66,311	$ 904,654	$ 629,136
Issued in exchanged for shares of Tax Managed Stock	-	1,033,129	-	8,977,912
Reinvestment of distributions	5,280	-	56,500	-
Shares redeemed	(156,495)	(186,601)	(1,734,230)	(1,787,870)
Net increase (decrease)	(70,169)	912,839	$ (773,076)	$ 7,819,178
Class T
Shares sold	25,496	36,246	$ 294,471	$ 330,380
Issued in exchanged for shares of Tax Managed Stock	-	479,321	-	4,165,302
Reinvestment of distributions	2,205	-	23,593	-
Shares redeemed	(49,846)	(55,505)	(556,978)	(524,353)
Net increase (decrease)	(22,145)	460,062	$ (238,914)	$ 3,971,329
Class B
Shares sold	6,975	23,375	$ 80,007	$ 213,537
Issued in exchanged for shares of Tax Managed Stock	-	176,977	-	1,537,928
Reinvestment of distributions	292	-	3,130	-
Shares redeemed	(48,301)	(29,673)	(537,310)	(290,037)
Net increase (decrease)	(41,034)	170,679	$ (454,173)	$ 1,461,428
Class C
Shares sold	18,605	23,045	$ 213,821	$ 205,990
Issued in exchanged for shares of Tax Managed Stock	-	604,806	-	5,255,763
Reinvestment of distributions	707	-	7,575	-
Shares redeemed	(91,807)	(115,210)	(1,009,127)	(1,090,928)
Net increase (decrease)	(72,495)	512,641	$ (787,731)	$ 4,370,825
Tax Managed Stock
Shares sold	190,693	2,061,057	$ 2,115,409	$ 17,806,776
Reinvestment of distributions	59,911	111,863	641,051	965,374
Shares redeemed	(1,138,593)	(7,552,684)	(12,632,389)	(67,209,833)
Net increase (decrease)	(887,989)	(5,379,764)	$ (9,875,929)	$ (48,437,683)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009 A	Six months ended April 30, 2010	Year ended October 31, 2009 A
Institutional Class
Shares sold	12,489	13,005	$ 138,455	$ 112,743
Issued in exchanged for shares of Tax Managed Stock	-	104,222	-	905,687
Reinvestment of distributions	490	-	5,246	-
Shares redeemed	(11,454)	(31,967)	(127,247)	(293,055)
Net increase (decrease)	1,525	85,260	$ 16,454	$ 725,375

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Merger Information.

On April 24, 2009, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Tax Managed Stock Fund ("Target Fund") pursuant to an agreement and plan of reorganization approved by the Board of Trustees on January 14, 2009. The acquisition was accomplished by an exchange of 1,033,129 Class A shares, 479,321 Class T shares, 176,977 Class B shares, 604,806 Class C Shares and 104,222 Institutional Class shares of the Fund, respectively, for 1,086,445 Class A shares, 512,502 Class T shares, 196,476 Class B shares, 671,670 Class C shares and 107,837 Institutional Class shares then outstanding (valued at $8.26, $8.13, $7.83, $7.82 and $8.40 per share for Class A, Class T, Class B, Class C and Institutional Class, respectively) of the Target Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets, including $668,450 of unrealized depreciation, were combined with the Fund's net assets of $106,937,918 for total net assets after the acquisition of $127,780,510.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ATMGI-USAN-0610
1.889779.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Beacon Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Beacon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Beacon Street Trust

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 28, 2010
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 28, 2010